Note 12 - Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total income tax expense	$ 58.9	$ 68.5	$ 12.4
Spire Missouri [Member]
Current	0.0	0.0	0.0
Deferred	18.2	22.0	14.9
Investment tax credits	(0.2)	(0.2)	(0.2)
Current	0.0	0.0	0.1
Deferred	3.3	3.5	2.5
Total income tax expense	21.3	25.3	17.3
Spire Alabama Inc [Member]
Current	0.0	0.0	0.0
Deferred	18.1	19.8	17.4
Investment tax credits	0.0	0.0	0.0
Current	0.0	0.0	0.0
Deferred	5.1	5.2	4.6
Total income tax expense	23.2	25.0	22.0
Parent Company [Member]
Current	0.5	0.2	0.4
Deferred	47.0	49.5	5.8
Investment tax credits	(0.2)	(0.2)	(0.2)
Current	0.5	1.3	3.0
Deferred	11.1	17.7	3.4
Total income tax expense	$ 58.9	$ 68.5	$ 12.4